PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2025	September 30, 2024
Prepayment of service fee	$281,959	$73,616
Other current assets	13,600	49,060
Total	$295,559	$122,676